31. Revenue from sales (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Sales
Revenue from sales
	2019	2018	2017
Sales of electricity	89,573,118	85,633,978	60,477,324
Right of use on poles	283,459	292,732	326,400
Connection charges	60,898	78,584	75,915
Reconnection charges	26,319	34,634	17,691
Total Revenue from sales	89,943,794	86,039,928	60,897,330